Income Tax - Reconciliation of Accounting Profit and Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income tax	$ 47,204	$ 1,536	$ 46,067	$ 42,826
Income tax expense calculated at the statutory rate	9,441		9,213	8,565
Nondeductible income and expenses in determining taxable income	(20)		8	15
Tax-exempt income	(3)		(30)	(367)
Income tax on unappropriated earnings	137		181	8
Investment credits	(207)		(217)	(131)
Effect of different tax rates of group entities operating in other jurisdictions	(31)		(10)	10
Income tax adjustments on prior years	10		(147)	4
Others	8		22	18
Income tax recognized in profit or loss	$ 9,335	$ 304	$ 9,020	$ 8,122